                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [_]; Amendment Number:______
This Amendment (Check only one.): [_]   is a restatement.
                                  [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30/th/ Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


 /s/ Khalil Barrage           New York, New York           February 13, 2007
---------------------       ----------------------       ---------------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $496,407
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                     NONE

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                          FORM 13F INFORMATION TABLE
                        PERIOD ENDING DECEMBER 31, 2006

           COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5
           --------              ----------- ----------- ---------- ------------------
                                  TITLE OR                 VALUE     SHRS OR  SH/ PUT/
        NAME OF ISSUER             CLASS       CUSIP     (x $1,000)  PRN AMT  PRN CALL
        --------------           ----------- ----------- ---------- --------- --- ----
ADVANCED MAGNETICS INC..........     COM     00753P 10 3  $  1,493     25,000 SH
ALEXION PHARMACEUTICALS INC.....     COM     015351 10 9  $ 57,556  1,425,000 SH
ALNYLAM PHARMACEUTICALS INC.....     COM     02043Q 10 7  $    856     40,000 SH
ANTIGENICS INC DEL..............     COM     037032 10 9  $    366    200,000 SH
BEARINGPOINT INC................     COM     074002 10 6  $ 22,430  2,850,000 SH
CAPELLA EDUCATION COMPANY.......     COM     139594 10 5  $    606     25,000 SH
CARDINAL HEALTH INC.............    CALL     14149Y 90 8  $  1,611        250     CALL
CIENA CORP......................   COM NEW   171779 30 9  $    693     25,000 SH
CORINTHIAN COLLEGES INC.........     COM     218868 10 7  $ 19,041  1,397,000 SH
CVS CORP........................     COM     126650 10 0  $  1,546     50,000 SH
DELL INC........................     COM     24702R 10 1  $  1,882     75,000 SH
DELL INC........................    CALL     24702R 90 1  $  2,509      1.000     CALL
EBAY INC........................     COM     278642 10 3  $    752     25,000 SH
EBAY INC........................    CALL     278642 90 3  $  3,007      1,000     CALL
ELAN PLC........................     ADR     284131 20 8  $137,175  9,300,000 SH
ELAN PLC........................    CALL     284131 90 8  $ 29,500     20,000     CALL
ELAN PLC........................    CALL     284131 90 8  $ 14,750     10,000     CALL
ELAN PLC........................    CALL     284131 90 8  $  7,375      5,000     CALL
ELAN PLC........................    CALL     284131 90 8  $  1,475      1,000     CALL
GENERAL ELECTRIC CO.............    CALL     369604 90 3  $  3,721      1,000     CALL
GOODMAN GLOBAL INC..............     COM     38239A 10 0  $  1,290     75,000 SH
HANESBRANDS INC.................     COM     410345 10 2  $    945     40,000 SH
HANSEN MEDICAL INC..............     COM     411307 10 1  $    115     10,000 SH
HEALTH MGMT ASSOC INC NEW.......    CL A     421933 10 2  $ 27,443  1,300,100 SH
HERBALIFE LTD................... COM USD SHS G4412G 10 1  $  1,004     25,000 SH
HUMANA INC......................    CALL     444859 90 2  $  2,766        500     CALL
JARDEN CORP.....................     COM     471109 10 8  $ 66,101  1,900,000 SH
LEXICON GENETICS INC............     COM     528872 10 4  $ 16,921  4,687,200 SH
LINCOLN EDU SVCS CORP...........     COM     533535 10 0  $     47      3,500 SH
MEDICINOVA INC..................     COM     58468P 20 6  $    531     40,000 SH
NITROMED INC....................     COM     654798 50 3  $ 12,223  4,989,024 SH
NTL INC DEL.....................     COM     62941W 10 1  $ 11,358    450,000 SH
OMNICARE INC....................     COM     681904 10 8  $  1,932     50,000 SH
ON ASSIGNMENT INC...............     COM     682159 10 8  $    588     50,000 SH
PALATIN TECHNOLOGIES INC........   COM NEW   696077 30 4  $  2,754  1,350,000 SH
PATHMARK STORES INC NEW.........     COM     70322A 10 1  $    948     85,000 SH
QUALCOMM INC....................     COM     747525 10 3  $  2,834     75,000 SH

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
RITE AID CORP...................   COM    767754 10 4 $ 12,784 2,350,000 SH
SEALY CORP......................   COM    812139 30 1 $  1,475   100,000 SH
SHUFFLE MASTER INC..............   COM    825549 10 8 $    655    25,000 SH
SPANSION INC.................... COM CL A 84649R 10 1 $    743    50,000 SH
SYMANTEC CORP...................   COM    871503 10 8 $  1,043    50,000 SH
TAKE-TWO INTERACTIVE SOFTWAR....   COM    874054 10 9 $    888    50,000 SH
VANDA PHARMACEUTICALS INC.......   COM    921659 10 8 $  9,860   400,000 SH
VENDING DATA CORPORATION........ COM NEW  92261Q 20 2 $    198   100,000 SH
WARNER CHILCOTT................. COM CL A G9435N 10 8 $  5,528   400,000 SH
WYETH...........................   CALL   983024 90 0 $  5,092     1,000     CALL

TOTAL MARKET VALUE..............                      $496,407